SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

1.On January 30, 2018, the Company, through Metranet, entered into a conditional shares subscription agreement with Cellum Global Zrt. ("Cellum"). Metranet will enclose new shares through two stages in which shares subscribed in first and second stage are amounting to US$4,000,000 and US$2,000,000, respectively. Metranet will have 30.4% ownership in Cellum after the second stage. Cellum is Hungarian company which engaged in mobile payment and commerce services solutions provider. These new shares are expected to strengthen Telecommunication, Information, Media, Edutainment, and Services (“TIMES”) portfolio, particularly strengthening the Group's Financial Technology business ecosystem.

2.Up to the date of issuance of these consolidated financial statements, the Company and its subsidiaries have drawn down and entered into a credit facility agreement:

a.On January 4, 2018 and February 13, 2018, GSD withdrew loans from 2017 facility agreement with BNI and Bank Mandiri amounting to Rp68 billion and Rp150 billion, respectively.

b.On January 10, 2018, Telkomsel amended the overdraft agreement with Deutsche Bank AG, dated April 8, 2015, for total facilities up to Rp750 billion for the purpose of financing Telkomsel’s working capital.

c.On February 9, 2018, TII entered into a credit facility agreement with The Bank of Tokyo-Mitsubishi-UFJ, Ltd. amounting to US$10 million.

d.On February 26, 2018 the Company entered a loan facility agreement with BNI for facility amounting to Rp825 billion.

3.On February 27, 2018, the Ministry of Communications and Multimedia of Malaysia has granted the amendment of Special or Additional License Conditions that the foreign shareholding in TSGN may be up to 70%.

4.On March 31, 2018, Metra signed a Sales Purchase Agreement with shareholders of PT Swadharma Sarana Informatika (“Swadharma”) for purchase of 14,600 shares and 11,837 new shares. Total of considerations paid for shares and new shares are amounted Rp397 billion. Metra will have 51% ownership in Swadharma after the acquisition. Swadharma is a company engaged in the management of computer technology facilities, especially in the banking sector. These new investments are expected to strengthen the Company business portfolio.